Additional Disclosures in the Statement Of Cash Flows	12 Months Ended
Dec. 31, 2024
Statement [LineItems]
Additional Disclosures in the Statement Of Cash Flows
40.	ADDITIONAL DISCLOSURES IN THE STATEMENT OF CASH FLOWS
The Statement of Cash Flows presents the changes in cash and cash equivalents derived from operating activities, investing activities and financing activities during the fiscal year. For the preparation of the statement of cash flows the Bank adopted the indirect method for Operating Activities and the direct method for Investment Activities and Financing Activities.
The Bank considers as “Cash and cash equivalents” the item Cash and deposits in banks and those financial assets that are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value.
For the preparation of the Statement of Cash Flows the Bank considered the following:

•	Operating activities: the normal revenue-producing activities of the Bank as well as other activities that cannot qualify as investing or financing activities.

•	Investing activities: the acquisition, sale and disposal by other means of long-term assets and other investments not included in cash and cash equivalents.

•
Financing activities: activities that result in changes in the size and composition of the shareholders’ equity and liabilities of the Bank and that are not part of the operating or investing activities.

The table below presents the reconciliation between the item “Cash and cash equivalents” in the Statement of Cash Flows and the relevant accounting items of the Statement of financial position:

Composition	12/31/2024	12/31/2023	12/31/2022

Cash and deposits in banks	2,690,638,558	2,619,925,301	1,695,935,607
Debt securities at fair value through profit or loss	101,197,818	291,269,034
Other debt securities	66,522,379	94,891,857	3,383,562,065
Loans and other financing	5,162,500	8,802,913	6,005,827

Total	2,863,521,255	3,014,889,105	5,085,503,499

The following table shows additional information on operational cash flows interest:

Composition	12/31/2024	12/31/2023	12/31/2022

Interest paid	(1,795,232,958)	(3,411,430,828)	(1,594,697,224)
Interest collected	2,255,153,220	5,002,972,267	3,974,442,698

Total	459,920,262	1,591,541,439	2,379,745,474

The following table shows further information of changes in liabilities arising from financing activities for the year ended December 31, 2024 (lease liabilities changes are disclosed in Note 22):

Composition	Financing received from the Central Bank of Argentina and other financial institutions	Issued Corporate Bonds	Subordinated Corporate Bonds

Opening balance	43,115,043	128,184,411	714,760,748
Cash flow items
Payments	(5,910,052)	(82,463,383)	(28,369,186)
Non-cash flow items
Movement in accrued interest	5,061,148	16,308,042	29,428,813
Derecognition or substantial modification of financial liabilities	(16,567)	8,620,995	(942,753)
Difference in quoted prices of foreign currency	4,909,769	14,418,047	113,440,862
Monetary effect	(3,686,649)	(70,278,354)	(410,643,033)

Ending balance	43,472,692	14,789,758	417,675,451